SCHEDULE OF ANTI-DILUTIVE SHARES OF COMMON STOCK EQUIVALENTS (Details) - shares	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,044,574,170	501,242,959
Convertible Series F Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	924,161,175	497,229,655
Convertible Series C Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	22,830,847	1,718,308
Convertible And Exchangeable Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,095,380,027
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,202,121	2,294,996